Disposals of Consolidated Entities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposals Of Consolidated Entities
Loss on disposal of business			$ (575,956)